BALANCE SHEET (Parenthetical) - $ / shares	May 20, 2020	Sep. 30, 2020	Feb. 12, 2020
Stockholders' Equity
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Class A Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		200,000,000	200,000,000
Common stock, shares issued (in shares)		1,857,799	0
Common stock, shares outstanding (in shares)		1,857,799	0
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		20,000,000	20,000,000
Common stock, shares issued (in shares)		10,350,000	10,350,000
Common stock, shares outstanding (in shares)		10,350,000	10,350,000
Number of shares subject to forfeiture (in shares)			1,350,000
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders' Equity
Number of shares subject to forfeiture (in shares)	1,350,000		1,350,000
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000